Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss) [member]	Retained earnings [member]
Beginning balance at Dec. 31, 2023	$ 820,019	$ 1,009,130	$ 116,934	$ (2,041)	$ (304,004)
Beginning balance, shares at Dec. 31, 2023		525,340,525
Statement [LineItems]
At-the-market equity program, net of issuance costs	129,955	$ 129,955
At-the-market equity program, net of issuance costs, shares		13,000,800
Shares issued on ASX CDI Offering, net of issuance costs	215,664	$ 215,664
Shares issued on ASX CDI Offering, net of issuance costs, shares		20,161,290
Share-based payments	36,445		36,445
Shares issued on exercise of stock options	20,160	$ 30,920	(10,760)
Shares issued on exercise of stock options, shares		8,757,006
Shares issued for convertible debenture interest payments	10,064	$ 10,064
Shares issued for convertible debenture interest payments, shares		919,803
Shares issued for convertible debentures establishment fee	10,235	$ 10,235
Shares issued for convertible debentures establishment fee, shares		909,090
Net loss	(77,559)				(77,559)
Other comprehensive income (loss)	14,058			14,058	0
Ending balance at Dec. 31, 2024	1,179,041	$ 1,405,968	142,619	12,017	(381,563)
Ending balance, shares at Dec. 31, 2024		569,088,514
Statement [LineItems]
Share-based payments	48,111		48,111
Shares issued on exercise of stock options	34,703	$ 52,679	(17,976)
Shares issued on exercise of stock options, shares		10,415,004
Shares issued for convertible debenture interest payments	16,061	$ 16,061
Shares issued for convertible debenture interest payments, shares		1,542,444
Net loss	(309,676)				(309,676)
Other comprehensive income (loss)	(39,375)			(39,375)
Shares issued on global offering, net of issuance costs	903,243	$ 903,243
Shares issued on global offering, net of issuance costs, shares		78,914,110
Ending balance at Dec. 31, 2025	$ 1,832,108	$ 2,377,951	$ 172,754	$ (27,358)	$ (691,239)
Ending balance, shares at Dec. 31, 2025		659,960,072